UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:    811-10603

Name of Fund:    Western Asset Premier Bond Fund

Address of Principal Executive Offices:	385 East Colorado Boulevard Pasadena, CA 91101

Name and address of agent for service:	Gregory B. McShea 385 East Colorado Boulevard Pasadena, CA 91101

Registrant’s telephone number, including area code:    (626) 844-9400

Date of fiscal year end:    December 31, 2006

Date of reporting period:    December 31, 2006

Item 1.	Report to Shareholders

Western Asset Premier Bond Fund

Annual Report to Shareholders

December 31, 2006

Annual Report to Shareholders

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Fund Performance

The total return of Western Asset Premier Bond Fund (“Fund”) including reinvestment of dividends for the annual period ending December 31, 2006 was 20.43% as measured by market price and 10.67% as measured by net asset value (“NAV”). We believe the price return was a correction from the deep discount to which the Fund traded in relation to its NAV at the end of 2005. At the end of 2005, the Fund traded at a discount to NAV of over 8%. The price of the Fund by the end of 2006 was level with its NAV. There were no distribution reductions during the year. The Fund held positions in U.S. Governments (primarily Treasury Inflation-Protected Securities), asset-backed securities, mortgages, investment grade credit, high yield credit and emerging market sovereign debt during the period. Of particular note were the Fund’s holdings in the auto sector. Specifically the Fund held the debt securities of General Motors and Ford, which returned 28.33% and 21.93%, respectively.

Interest rates rose across the yield curve this past year, driven by a tighter-than-expected Fed and a stronger-than-expected economy. Short-term rates rose more than long-term rates, leaving the yield curve inverted out to the 5-year area, but still positively-sloped beyond that. The Federal Reserve raised its target funds rate by 25 bpsA at each of its first four meetings, exceeding the market’s expectation in late 2005 that only one or two more tightenings were likely to occur in 2006. Alan Greenspan was replaced by Ben Bernanke as the Fed’s new Chairman, but Bernanke gave no indication of any significant shift in Fed policy. Beginning with the August Federal Open Market Committee meeting, the Fed adopted a wait-and-see attitude to judge the extent to which the housing slowdown would impact the rest of the economy. Following a strong first quarter, economic growth decelerated to a moderate pace over the course of the year, and a big drop in energy prices resulted in a substantial decline in headline inflation. Core inflation drifted higher to the 2.5% range, but Treasury Inflation-Protected Securities forward breakeven spreads were unchanged on balance at 2.4%. Inflation pressures were reflected in gains in gold and industrial commodity prices, and a decline in the dollar against most major currencies.

Higher rates in the first half of the year led to a sharp decline in new mortgage applications and refinancing activity, but lower rates in the second half of the year helped to stabilize activity in the housing market, albeit at much lower levels. Meanwhile, nonresidential construction activity continued to increase, offsetting part of the weakness in the residential sector. The downturn in housing, coupled with some developing weakness in the manufacturing sector, gave rise to the widely held perception that the economy was likely to slow enough to reduce inflation pressures and allow the Fed to adopt an easing posture in 2007. The labor market exhibited modest but steady growth in jobs, and the unemployment rate declined from 4.9% to 4.5%. Credit spreads were tighter on balance, thanks to low default rates and strong profits growth. Mortgage spreads tightened as volatility trended lower over the course of the period.

Western Asset Management Company

January 19, 2007

A	100 basis points (“bp”) = 1%.

Annual Report to Shareholders

FUND HIGHLIGHTS

(Amounts in Thousands, except per share amounts)

	December 31,
	2006	2005
Net Asset Value	$173,707	$171,010
Per Share	$15.15	$14.93
Market Value Per Share	$15.15	$13.72
Net Investment Income	$15,717	$15,672
Per Common Share	$1.37	$1.37
Dividends Paid to Common Shareholders:
Ordinary Income	$12,619	$13,713
Per Common Share	$1.10	$1.20
Long-Term Capital Gains	$2,219	—
Per Common Share	$0.19	—
Dividends Paid to Preferred Shareholders:
Ordinary Income	$3,468	$2,458
Per Common Share	$0.30	$0.21
Long-Term Capital Gains	$62	—
Per Common Share	$0.01	—

Dividend Reinvestment Plan

The Fund and Computershare Trust Company N.A. (“Agent”), as the Transfer Agent and Registrar of the Fund, offer a convenient way to add shares of the Fund to your account. The Fund offers to all common shareholders a Dividend Reinvestment Plan (“Plan”). Under the Plan, cash distributions (e.g., dividends and capital gains) on the common shares are automatically invested in shares of the Fund unless the shareholder elects otherwise by contacting the Agent at the address set forth below.

As a participant in the Dividend Reinvestment Plan you will automatically receive your dividend or net capital gains distribution in newly issued shares of the Fund if the market price of a share on the date of the distribution is at or above the NAV of a Fund share, minus estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market. The number of shares to be issued to you will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of a share on such distribution date is below the NAV, minus estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market, the Agent will, as agent for the participants, buy shares of the Fund through a broker on the open market. The price per share of shares purchased for each participant’s account with respect to a particular dividend or other distribution will be the average price (including brokerage commissions, transfer taxes and any other costs of purchase) of all shares purchased with respect to that dividend or other distribution. All common shares acquired on your behalf through the Plan will be automatically credited to an account maintained on the books of the Agent. Full and fractional shares will be voted by Computershare in accordance with your instructions.

Additional Information Regarding the Plan

The Fund will pay all costs applicable to the Plan, except for brokerage commissions for open market purchases by the Agent under the Plan, which will be charged to participants. All shares acquired through the Plan receive voting rights and are eligible for any stock split, stock dividend, or other rights accruing to shareholders that the Board of Trustees may declare.

You may terminate participation in the Plan at any time by giving written notice to the Agent. Such termination will be effective prior to the record date next succeeding the receipt of such instructions or by a later date of termination specified in such instructions. Upon termination, a participant will receive a certificate for the full shares credited to his or her account or may request the sale of all or part of such shares. Fractional shares credited to a terminating account will be paid for in cash at the current market price at the time of termination.

Annual Report to Shareholders

FUND HIGHLIGHTS—Continued

Dividends and other distributions invested in additional shares under the Plan are subject to income tax just as if they had been received in cash. After year end, dividends paid on the accumulated shares will be included in the Form 1099-DIV information return to the Internal Revenue Service (IRS) and only one Form 1099-DIV will be sent to participants each year.

Inquiries regarding the Plan, as well as notices of termination, should be directed to Computershare Trust Company, N.A. P.O. Box 43010, Providence, Rhode Island 02940-3010—Investor Relations telephone number 1-800-426-5523.

Schedule of Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s Form N-Q by calling 1-800-799-4932 or by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund) from the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Additionally, the Fund’s Form N-Q can be viewed or copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-202-551-8090.

Annual Certifications

In June 2006, the Fund submitted its annual CEO certification to the New York Stock Exchange (“NYSE”) in which the Fund’s principal executive officer certified that he was not aware, as of the date of the certification, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related Securities and Exchange Commission (“SEC”) rules, the Fund’s principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting.

Proxy Voting

You may request a free description of the policies and procedures that the Fund uses to determine how proxies relating to the Fund’s portfolio securities are voted by calling 1-800-799-4932 or by writing to the Fund, or you may obtain a copy of these policies and procedures (and other information relating to the Fund) from the SEC’s web site (http://www.sec.gov). You may request a free report regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-799-4932 or by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund), from the SEC’s website (http://www.sec.gov).

Annual Report to Shareholders

PORTFOLIO DIVERSIFICATION

December 31, 2006

The pie chart and bar chart above represent the Fund’s portfolio as of December 31, 2006. The Fund’s portfolio is actively managed, and its portfolio composition, credit quality breakdown, and other portfolio characteristics will vary from time to time.

Quarterly Comparison of Market Price and Net Asset Value (“NAV”), Discount or Premium to NAV and Average Daily Volume of Shares Traded

	Market Value	Net Asset Value	Premium/ (Discount)	Average Daily Volume/(Shares)
March 31, 2006	$14.22	$14.74	(3.53)%	18,400
June 30, 2006	$14.20	$14.48	(1.93)%	16,300
September 30, 2006	$15.13	$15.06	0.47%	6,200
December 31, 2006	$15.15	$15.15	0.00%	28,900

A	Standard & Poor’s Ratings Services provides capital markets with credit ratings for the evaluation and assessment of credit risk.

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS

December 31, 2006

(Amounts in Thousands)

Western Asset Premier Bond Fund

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Long-Term Securities	152.8%

Corporate Bonds and Notes	82.7%

Advertising	0.3%
Affinion Group, Inc.		10.125%	10/15/13	$180	$191
Affinion Group, Inc.		11.500%	10/15/15	210	222
Lamar Media Corporation		6.625%	8/15/15	120	119

					532

Aerospace/Defense	1.3%
DRS Technologies, Inc.		6.625%	2/1/16	300	302
Northrop Grumman Corporation		7.750%	2/15/31	1,000	1,240
The Boeing Company		6.125%	2/15/33	600	647
TransDigm Inc.		7.750%	7/15/14	40	41

					2,230

Apparel	0.3%
Levi Strauss & Company		9.750%	1/15/15	225	242
Levi Strauss & Company		8.875%	4/1/16	70	73
Oxford Industries, Inc.		8.875%	6/1/11	270	279

					594

Auto Parts and Equipment	0.6%
Keystone Automotive Operations Inc.		9.750%	11/1/13	480	475
TRW Automotive Inc.		11.000%	2/15/13	90	99
Visteon Corporation		8.250%	8/1/10	300	293
Visteon Corporation		7.000%	3/10/14	185	162

					1,029

Automotive	1.8%
Asbury Automotive Group Inc.		9.000%	6/15/12	235	246
DaimlerChrysler NA Holdings Corp.		7.300%	1/15/12	1,000	1,062
DaimlerChrysler NA Holdings Corp.		8.500%	1/18/31	1,000	1,190
Ford Motor Company		4.250%	12/15/36	230	246	A
General Motors Corporation		8.375%	7/15/33	420	389

					3,133

Banking and Finance	3.5%
Boeing Capital Corporation		6.500%	2/15/12	1,000	1,054
Boeing Capital Corporation		5.800%	1/15/13	400	411
E*TRADE Financial Corporation		7.375%	9/15/13	140	146
E*TRADE Financial Corporation		7.875%	12/1/15	55	58
Ford Motor Credit Company		8.110%	1/13/12	70	69	B
Fuji JGB Inv		9.870%	6/30/08	790	837	B,C

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Banking and Finance—Continued
General Motors Acceptance Corp.		6.875%	8/28/12	$150	$154
General Motors Acceptance Corp.		8.000%	11/1/31	1,530	1,757
HSBC Finance Corporation		4.750%	7/15/13	1,670	1,619	D

					6,105

Banks	0.2%
Washington Mutual Bank FA		5.500%	1/15/13	440	438

Builders-Residential /Commercial	0.4%
Beazer Homes USA, Inc.		8.125%	6/15/16	145	154
K Hovnanian Enterprises, Inc.		8.625%	1/15/17	430	458

					612

Building Materials	0.5%
Associated Materials Inc.		0.000%	3/1/14	575	388	E
NTK Holdings Inc.		0.000%	3/1/14	550	385	E
Nortek Inc.		8.500%	9/1/14	180	176

					949

Cable	2.8%
Charter Communication Holdings LLC		9.920%	4/1/11	20	19	E
Charter Communication Holdings LLC		11.750%	5/15/11	110	106	E
Charter Communication Holdings LLC		0.000%	1/15/12	60	56	E
Charter Communication Holdings LLC		11.750%	5/15/14	220	199	E
Charter Communication Holdings LLC		11.000%	10/1/15	330	339
Charter Communication Holdings LLC		11.000%	10/1/15	7	7
Charter Communication Holdings II		10.250%	9/15/10	280	293
Charter Communication Holdings II		10.250%	10/1/13	166	177
Comcast Cable Communications, Inc.		6.750%	1/30/11	500	524
Comcast Corporation		5.900%	3/15/16	400	401
Comcast Corporation		7.050%	3/15/33	1,000	1,069
CSC Holdings Inc.		8.125%	7/15/09	30	31
CSC Holdings Inc.		8.125%	8/15/09	40	41
CSC Holdings Inc.		7.625%	4/1/11	50	51
CSC Holdings Inc.		6.750%	4/15/12	250	244	C
CSC Holdings Inc.		7.875%	2/15/18	45	45
EchoStar DBS Corp.		7.000%	10/1/13	830	829
LodgeNet Entertainment Corporation		9.500%	6/15/13	321	346

					4,777

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Casino Resorts	1.2%
Inn of The Mountain Gods		12.000%	11/15/10	$530	$572
MGM MIRAGE		8.500%	9/15/10	10	11
MGM MIRAGE		8.375%	2/1/11	170	176
Pinnacle Entertainment, Inc.		8.250%	3/15/12	250	253
Premier Entertainment Biloxi LLC		10.750%	2/1/12	707	728
Station Casinos, Inc.		7.750%	8/15/16	205	207
Station Casinos, Inc.		6.625%	3/15/18	100	86
Tropicana Entertainment		9.625%	12/15/14	25	25	C

					2,058

Chemicals	1.9%
Chemtura Corporation		6.875%	6/1/16	45	43
Georgia Gulf Corporation		9.500%	10/15/14	310	302	C
Huntsman International LLC		7.875%	11/15/14	95	96	C
Lyondell Chemical Company		10.500%	6/1/13	135	148
The Dow Chemical Company		6.000%	10/1/12	2,500	2,569
Westlake Chemical Corporation		6.625%	1/15/16	90	87

					3,245

Coal	0.3%
Alpha Natural Resources		10.000%	6/1/12	350	380
International Coal Group, Inc.		10.250%	7/15/14	220	220

					600

Computers Services and Systems	1.6%
DynCorp Inc.		9.500%	2/15/13	502	532
Electronic Data Systems Corporation		7.125%	10/15/09	700	730
Electronic Data Systems Corporation		7.450%	10/15/29	500	547
International Business Machines Corporation		4.750%	11/29/12	240	234
Sungard Data Systems Inc.		10.250%	8/15/15	630	673

					2,716

Containers and Packaging	0.6%
Berry Plastics Holding Corp.		8.875%	9/15/14	135	137	C
Graham Packaging Company Inc.		9.875%	10/15/14	298	301
Graphic Packaging International Corp.		8.500%	8/15/11	40	41
Graphic Packaging International Corp.		9.500%	8/15/13	210	222
Owens-Brockway Glass Container Inc.		8.750%	11/15/12	330	350

					1,051

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Construction Machinery	0.1%
H&E Equipment Services, Inc.		8.375%	7/15/16	$90	$94

Consumer Products	0.1%
American Greetings Corporation		7.375%	6/1/16	20	21
FTD, Inc.		7.750%	2/15/14	140	140
Spectrum Brands, Inc.		7.375%	2/1/15	45	39

					200

Diversified Financial Services	3.1%
AAC Group Holding Corp.		0.000%	10/1/12	440	385	E
CIT Group Inc.		7.750%	4/2/12	1,600	1,764
Citigroup Inc.		6.625%	6/15/32	1,000	1,105
CitiSteel USA Inc.		12.949%	9/1/10	350	362	B
General Electric Capital Corporation		3.750%	12/15/09	740	712
General Electric Capital Corporation		6.000%	6/15/12	700	725
General Electric Capital Corporation		5.450%	1/15/13	250	252

					5,305

Drug & Grocery Store Chains	2.4%
CVS Corporation		5.789%	1/10/26	927	906	C
CVS Lease Pass Through		5.880%	1/10/28	1,568	1,549	C
CVS Lease Pass Through		6.036%	12/10/28	1,000	996	C
Delhaize America, Inc.		9.000%	4/15/31	180	214
Safeway Inc.		5.800%	8/15/12	500	501

					4,166

Education	0.1%
Education Management LLC		8.750%	6/1/14	140	145	C

Electric	6.4%
Dominion Resources, Inc.		5.700%	9/17/12	770	779
Duke Energy Corporation		6.250%	1/15/12	250	260
Edison Mission Energy		7.500%	6/15/13	20	21
Edison Mission Energy		7.750%	6/15/16	180	191
Exelon Generation Co. LLC		6.950%	6/15/11	2,000	2,107
FirstEnergy Corp.		6.450%	11/15/11	610	636
FirstEnergy Corp.		7.375%	11/15/31	3,040	3,462
IPALCO Enterprises Inc.		8.625%	11/14/11	130	141
MidAmerican Energy Holdings Company		5.875%	10/1/12	250	254
Niagara Mohawk Power Corporation		7.750%	10/1/08	1,500	1,554
Progress Energy, Inc.		7.100%	3/1/11	117	125
Progress Energy, Inc.		6.850%	4/15/12	750	797

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Electric—Continued
The AES Corporation		9.000%	5/15/15	$440	$473	C
TXU Electric Delivery Company		7.000%	9/1/22	250	269

					11,069

Energy	1.1%
Midwest Generation LLC		8.560%	1/2/16	83	92
Midwest Generation LLC		8.750%	5/1/34	325	353
Mirant North America LLC		7.375%	12/31/13	350	355
NRG Energy, Inc.		7.375%	2/1/16	505	508
NRG Energy, Inc.		7.375%	1/15/17	225	226
Orion Power Holdings, Inc.		12.000%	5/1/10	150	170
Petrohawk Energy Corp.		9.125%	7/15/13	145	152

					1,856

Entertainment	0.4%
AMC Entertainment Inc.		11.000%	2/1/16	425	477
Warner Music Group		7.375%	4/15/14	170	168

					645

Environmental Services	1.3%
Aleris International Inc.		10.000%	12/15/16	40	40	C
Waste Management, Inc.		7.375%	5/15/29	2,000	2,258
Waste Management, Inc.		7.750%	5/15/32	40	47

					2,345

Food, Beverage and Tobacco	2.3%
Alliance One International, Inc.		11.000%	5/15/12	130	138
Altria Group, Inc.		7.000%	11/4/13	250	272
Altria Group, Inc.		7.750%	1/15/27	1,000	1,213
Dole Foods Co.		7.250%	6/15/10	285	271
Kraft Foods Inc.		5.250%	10/1/13	400	395
Nabisco Inc.		7.550%	6/15/15	1,500	1,701

					3,990

Gaming	0.2%
Isle of Capri Casinos, Inc.		9.000%	3/15/12	20	21
Isle of Capri Casinos, Inc.		7.000%	3/1/14	60	60
Pokagon Gaming Authority		10.375%	6/15/14	250	274	C

					355

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Gas and Pipeline Utilities	2.1%
Colorado Interstate Gas Company		6.800%	11/15/15	$150	$156
Duke Energy Field Services Corporation		7.875%	8/16/10	750	807
Kinder Morgan Energy Partners, L.P.		7.125%	3/15/12	500	531
Panhandle Eastern Pipe Line Company		4.800%	8/15/08	400	394
Texas Eastern Transmission		5.250%	7/15/07	750	748
The Williams Companies, Inc.		7.500%	1/15/31	902	936
The Williams Companies, Inc.		8.750%	3/15/32	85	96

					3,668

Healthcare	2.3%
Fresenius Medical Care Capital Trust II		7.875%	2/1/08	250	254
Tenet Healthcare Corporation		9.250%	2/1/15	2,810	2,810
Triad Hospitals, Inc.		7.000%	11/15/13	150	151
Vanguard Health Holding Co. II, LLC		9.000%	10/1/14	735	744

					3,959

Insurance	0.2%
Crum & Forster Holdings Corporation		10.375%	6/15/13	360	390

Investment Banking/Brokerage	4.1%
Credit Suisse First Boston, USA		6.500%	1/15/12	1,125	1,182
J.P. Morgan Chase & Co.		5.750%	1/2/13	1,750	1,781
J.P. Morgan Chase & Co.		5.125%	9/15/14	1,300	1,278
Morgan Stanley		6.600%	4/1/12	1,500	1,584
The Goldman Sachs Group, Inc.		6.600%	1/15/12	1,200	1,269

					7,094

Manufacturing (Diversified)	2.3%
Eastman Kodak Company		7.250%	11/15/13	1,800	1,789
Interface, Inc.		10.375%	2/1/10	400	442
Jacuzzi Brands, Incorporated		9.625%	7/1/10	535	568
Koppers Inc.		9.875%	10/15/13	138	150
Leiner Health Products L.P.		11.000%	6/1/12	280	290
Norcraft Companies, L.P.		9.000%	11/1/11	360	373
Norcraft Companies, L.P.		0.000%	9/1/12	155	131	E
Nutro Products Inc.		10.750%	4/15/14	115	126	C
Rayovac Corporation		8.500%	10/1/13	85	79
Simmons Company		0.000%	12/15/14	90	71	E

					4,019

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Media	3.5%
AOL Time Warner Inc.		6.150%	5/1/07	$250	$250
AOL Time Warner Inc.		6.875%	5/1/12	1,400	1,479
AOL Time Warner Inc.		7.700%	5/1/32	1,150	1,298
Clear Channel Communications, Inc.		4.900%	5/15/15	700	558
CMP Susquehanna		9.875%	5/15/14	190	189	C
ION Media Networks, Inc.		11.624%	1/15/13	55	56	B,C
Liberty Media Corporation		3.750%	2/15/30	1,860	1,144	A
LIN Television Corporation		6.500%	5/15/13	120	114
News America Holdings Inc.		6.625%	1/9/08	300	303
News America Holdings Inc.		8.875%	4/26/23	400	488
Sinclair Broadcast Group, Inc.		8.000%	3/15/12	195	201

					6,080

Medical Care Facilities	0.7%
DaVita, Inc.		7.250%	3/15/15	300	306
HCA, Inc.		6.300%	10/1/12	85	78
HCA, Inc.		6.500%	2/15/16	105	88
HCA, Inc.		9.250%	11/15/16	195	209	C
HCA, Inc.		9.625%	11/15/16	175	188	C
HCA, Inc.		7.690%	6/15/25	90	74
HCA, Inc.		7.500%	11/15/95	485	365

					1,308

Metals and Mining	0.9%
Alcoa Inc.		5.375%	1/15/13	750	749
Metals USA, Inc.		11.125%	12/1/15	335	368
Mueller Group Inc.		10.000%	5/1/12	20	22
Mueller Holdings Inc.		0.000%	4/15/14	265	239	E
RathGibson, Inc.		11.250%	2/15/14	170	180

					1,558

Office Equipment	0.2%
Xerox Corporation		6.750%	2/1/17	280	293

Oil and Gas	7.8%
AmeriGas Partners, L.P.		7.250%	5/20/15	90	91
Belden & Blake Corporation		8.750%	7/15/12	750	769
Chesapeake Energy Corporation		6.375%	6/15/15	480	475
Chesapeake Energy Corporation		6.625%	1/15/16	30	30
Chesapeake Energy Corporation		6.500%	8/15/17	140	137
Complete Production Services		8.000%	12/15/16	150	154	C

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Oil and Gas—Continued
ConocoPhillips		4.750%	10/15/12	$1,000	$975
Devon Energy Corporation		7.950%	4/15/32	1,000	1,217
Devon Finance Corp. ULC		6.875%	9/30/11	2,000	2,115
El Paso Corporation		6.375%	2/1/09	333	336
El Paso Corporation		7.750%	6/15/10	1,496	1,582
El Paso Corporation		7.625%	7/15/11	500	530
El Paso Corporation		7.800%	8/1/31	210	229
Encore Acquisition		6.000%	7/15/15	45	41
EXCO Resources, Inc.		7.250%	1/15/11	275	279
Geokinetics Inc.		11.860%	12/15/12	50	50	B,C
Hess Corporation		7.875%	10/1/29	1,640	1,914
Hess Corporation		7.300%	8/15/31	60	67
Occidental Petroleum Corporation		6.750%	1/15/12	500	530
Parker Drilling Company		9.625%	10/1/13	300	329
Pride International, Inc.		7.375%	7/15/14	240	248
SESI LLC		6.875%	6/1/14	10	10
SemGroup LP		8.750%	11/15/15	305	307	C
Stone Energy Corporation		8.250%	12/15/11	145	142
Suburban Propane Partners, LP		6.875%	12/15/13	580	568
Valero Energy Corporation		7.500%	4/15/32	400	456

					13,581

Paper and Forest Products	2.5%
Appleton Papers Inc.		9.750%	6/15/14	305	314
NewPage Corporation		10.000%	5/1/12	25	26
NewPage Corporation		12.000%	5/1/13	310	328
Verso Paper Holdings LLC		9.125%	8/1/14	70	73	C
Verso Paper Holdings LLC		11.375%	8/1/16	105	110	C
Weyerhaeuser Company		6.750%	3/15/12	2,400	2,517
Weyerhaeuser Company		7.375%	3/15/32	1,000	1,044

					4,412

Publishing	0.3%
Dex Media East LLC		12.125%	11/15/12	122	134
PRIMEDIA Inc.		8.875%	5/15/11	315	321

					455

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Real Estate	0.3%
Ashton Woods USA		9.500%	10/1/15	$45	$41
Kimball Hill Inc.		10.500%	12/15/12	170	159
Ventas, Inc.		6.625%	10/15/14	260	266

					466

Rental Auto/Equipment	0.7%
Ashtead Capital Inc.		9.000%	8/15/16	129	138	C
Hertz Corporation		10.500%	1/1/16	645	709	C
Penhall International Corp.		12.000%	8/1/14	240	259	C
Rental Service Corporation		9.500%	12/1/14	180	186	C

					1,292

Retail	0.5%
Blockbuster Inc.		9.000%	9/1/12	140	135
Brookstone, Inc.		12.000%	10/15/12	70	68
Eye Care Centers of America, Inc.		10.750%	2/15/15	40	44
Linens ‘n Things, Inc.		10.999%	1/15/14	60	58	B
Michaels Stores, Inc.		0.000%	11/1/16	50	27	C,E
Neiman Marcus Group, Inc.		9.000%	10/15/15	240	262
Neiman Marcus Group, Inc.		10.375%	10/15/15	135	150
Stater Bros. Holdings Inc.		8.860%	6/15/10	170	172	B

					916

Retail (Food Chains)	0.3%
Denny’s Corporation/Denny’s Holdings		10.000%	10/1/12	90	95
Domino’s Inc.		8.250%	7/1/11	248	257
El Pollo Loco, Inc.		11.750%	11/15/13	195	212

					564

Semiconductor Equipment	0.2%
Freescale Semiconductor,Inc.		8.875%	12/15/14	300	299	C

Services	0.1%
Allied Security LLC		11.375%	7/15/11	40	41
Service Corporation International		7.000%	6/15/17	140	142
Service Corporation International		7.625%	10/1/18	5	5

					188

Special Purpose	1.4%
Air 2 U.S.		8.027%	10/1/19	540	546	C
CCM Merger, Inc.		8.000%	8/1/13	140	137	C
GrafTech Finance Inc.		10.250%	2/15/12	70	74

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Special Purpose—Continued
Idearc Inc.		8.000%	11/15/16	$180	$183	C
Milacron Escrow Corp.		11.500%	5/15/11	410	389
Rainbow National Services LLC		8.750%	9/1/12	100	105	C
Rainbow National Services LLC		10.375%	9/1/14	250	278	C
River Rock Entertainment		9.750%	11/1/11	380	403
UGS Corp.		10.000%	6/1/12	305	332

					2,447

Telecommunications	3.3%
BellSouth Corporation		6.000%	10/15/11	1,000	1,026
Cincinnati Bell Inc.		7.000%	2/15/15	330	330
Cincinnati Bell Inc.		6.300%	12/1/28	25	23
Citizens Communications Company		9.250%	5/15/11	90	100
Citizens Communications Company		7.875%	1/15/27	65	66	C
Citizens Communications Company		9.000%	8/15/31	80	87
Level 3 Communications, Inc.		11.500%	3/1/10	75	79
Level 3 Financing Inc.		11.800%	3/15/11	80	85	B
Level 3 Financing Inc.		9.250%	11/1/14	120	122	C
Qwest Communications International Inc.		7.250%	2/15/11	160	164
Qwest Corporation		7.875%	9/1/11	390	415
Qwest Corporation		8.875%	3/15/12	140	156
Qwest Corporation		7.500%	10/1/14	295	313
SBC Communications Inc.		6.250%	3/15/11	1,000	1,032	F
Sprint Capital Corp.		8.375%	3/15/12	1,450	1,612
XM Satellite Radio, Inc.		9.750%	5/1/14	200	200

					5,810

Telecommunications (Cellular/Wireless)	1.9%
AT&T Wireless Services, Inc.		7.500%	5/1/07	500	503
AT&T Wireless Services, Inc.		8.125%	5/1/12	500	563
Cingular Wireless LLC		6.500%	12/15/11	250	262
Hawaiian Telcom Communications, Inc.		10.889%	5/1/13	20	20	B
Hawaiian Telcom Communications, Inc.		12.500%	5/1/15	615	644
L-3 Communications Corporation		6.375%	10/15/15	430	426
Motorola, Inc.		7.625%	11/15/10	64	69
Rural Cellular Corp.		9.875%	2/1/10	235	250
Telcordia Technologies Inc.		10.000%	3/15/13	485	427	C
Ubiquitel Operating Co.		9.875%	3/1/11	150	162

					3,326

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Transportation	12.3%
America West Airlines, Inc.		6.850%	7/2/09	$389	$389
America West Airlines, Inc.		8.057%	7/2/20	3,327	3,610
American Commercial Lines/ACL Finance Corp.		9.500%	2/15/15	136	151
Continental Airlines, Inc.		7.160%	3/24/13	931	922
Continental Airlines, Inc.		6.900%	1/2/18	1,072	1,106
Continental Airlines, Inc.		6.820%	5/1/18	1,004	1,022
Continental Airlines, Inc.		6.545%	2/2/19	1,919	1,987
Continental Airlines, Inc.		8.048%	11/1/20	731	813
Continental Airlines, Inc.		6.703%	6/15/21	965	994
GulfMark Offshore, Inc.		7.750%	7/15/14	270	275
H-Lines Finance Holding Corp.		0.000%	4/1/13	247	230	E
Horizon Lines, LLC		9.000%	11/1/12	244	256
Kansas City Southern Railway Co.		7.500%	6/15/09	150	151
Northwest Airlines Inc.		5.960%	8/6/13	2,510	2,459
Union Pacific Corporation		6.125%	1/15/12	2,000	2,060
United Air Lines, Inc.		7.032%	10/1/10	374	380
United Air Lines, Inc.		7.186%	4/1/11	78	80
United Air Lines, Inc. Series 01-1		6.602%	9/1/13	1,598	1,620
US Airways, Inc. Series 98-1		6.850%	1/30/18	2,824	2,859

					21,364

Total Corporate Bonds and Notes (Identified Cost—$138,507)					143,728
Asset-Backed Securities	8.5%

Fixed Rate Securities	5.8%
ACE Securities Corporation 2002-M Trust		0.000%	10/13/17	312	6	C,G
BankAmerica Manufactured Housing Contract 1997-2		6.900%	4/10/28	100	121
Captiva CBO 1997-1		6.860%	11/30/09	362	362	C,H
Conseco Finance Securitizations Corp. 2002-1		6.681%	12/1/33	980	1,002
Contimortgage Home Equity Loan Trust 1997-4		7.330%	10/15/28	718	513
FirstFed Corporation Manufactured Housing Contract 1996-1		8.060%	10/15/22	2,100	2,909	C
Green Tree Financial Corporation 1992-2		9.150%	1/15/18	531	451
Green Tree Financial Corporation 1993-1		8.450%	4/15/18	704	641
Green Tree Financial Corporation 1996-D		8.000%	9/15/27	194	184
Green Tree Financial Corporation 1999-4		6.970%	5/1/31	247	248
IndyMac Manufactured Housing Contract 1997-1		6.970%	2/25/28	464	451
Mutual Fund Fee 2000-2		9.550%	4/30/08	561	33	C,I
Mutual Fund Fee 2000-3		9.070%	7/1/08	2,900	308	C
Oakwood Mortgage Investors Inc. 2002-B		6.060%	3/15/25	453	408

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Asset-Backed Securities—Continued

Fixed Rate Securities—Continued
Pegasus Aviation Lease Securitization 2000-1		8.370%	3/25/30	$1,300	$832	C
Saxson Asset Securities Trust 2000-2		8.870%	7/25/30	956	967
Vanderbilt Mortgage Finance 1997-B		8.155%	10/7/26	658	674

					10,110

Floating Rate SecuritiesB	2.6%
ACE Securities Corp. 2005-SD1		5.750%	11/25/50	482	483
Banagricola DPR Funding		6.400%	3/15/10	1,362	1,365	C,H
Bayview Financial Asset Trust 2004-SSRA		5.950%	12/25/39	897	902	C
CS First Boston Mortgage Securities Corporation 2004-CF2		5.820%	5/25/44	470	471	C
Residential Asset Mortgage Products 2004-RZ1		5.590%	3/25/34	705	706
Residential Asset Securities Corporation 2001-KS3		5.810%	9/25/31	624	624

					4,551

Stripped Securities	0.1%
Oakwood Mortgage Investors Inc. 2002-C		6.000%	8/15/10	760	110	J1

Total Asset-Backed Securities (Identified Cost—$16,222)					14,771
Mortgage-Backed Securities	8.5%

Fixed Rate Securities	3.9%
Asset Securitization Corporation 1996-D2		6.920%	2/14/29	21	21
Bear Stearns Asset Backed Securities, Inc. 2002-AC1		7.000%	1/25/32	1,586	1,594	C
Commercial Mortgage Acceptance Corporation 1997-ML1		6.570%	12/15/30	1,250	1,254
Commercial Mortgage Acceptance Corporation 1997-ML1		6.735%	12/15/30	1,526	1,533
Enterprise Mortgage Acceptance Company 1999-1		6.420%	10/15/25	101	43	C
GMAC Commercial Mortgage Security Inc. 1998-C1		6.700%	5/15/30	422	426
GMAC Commercial Mortgage Security Inc. 1998-C1		6.974%	5/15/30	1,000	1,017
Metropolitan Asset Funding, Inc. 1998-B1		8.000%	11/20/24	1,000	858

					6,746

Floating Rate SecuritiesB	2.5%
Banc of America Commercial Mortgage Inc. 2005-5 A4		5.115%	10/10/45	1,050	1,034
Blackrock Capital Finance LP 1997-R2		6.774%	12/25/35	839	629	C
Harborview Mortgage Loan Trust 2004-8		5.750%	11/19/34	478	479
Harborview Mortgage Loan Trust 2005-9		7.100%	6/20/35	1,500	1,277

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Mortgage-Backed Securities—Continued
Floating Rate Securities—Continued
Merit Securities Corporation 11PA		7.600%	9/28/32	$850	$213	C
Regal Trust IV 1999-1		5.846%	9/29/31	264	263	C
Washington Mutual 2004-AR12		5.765%	10/25/44	566	567

					4,462

Stripped Securities	2.1%
Bear Stearns Asset Backed Securities, Inc. 2006-SD3		0.000%	8/25/36	2,190	1,843	J2
LB-UBS Commercial Mortgage Trust 2001-C3		0.949%	6/15/36	2,730	98	C,J1
Prime Mortgage Trust 2005-2		1.743%	10/25/32	4,176	236	J1
Prime Mortgage Trust 2005-5		0.858%	7/25/34	20,659	661	J1
Prime Mortgage Trust 2005-5		1.573%	7/25/34	3,330	166	J1
Residential Asset Mortgage Products, Inc. 2005-SL2		0.000%	2/25/32	774	618	J2

					3,622

Total Mortgage-Backed Securities (Identified Cost—$14,351)					14,830
U.S. Government Securities	10.6%

Fixed Rate Securities	5.4%
United States Treasury Bonds		5.375%	2/15/31	2,500	2,678	D
United States Treasury Bonds		4.500%	2/15/36	850	808	D
United States Treasury Notes		3.375%	2/28/07	6,000	5,985	D

					9,471

Indexed Securities	5.2%
United States Treasury Inflation-Protected Security		3.625%	1/15/08	2,300	2,905	D,K
United States Treasury Inflation-Protected Security		3.000%	7/15/12	2,550	2,947	D,K
United States Treasury Inflation-Protected Security		2.000%	7/15/14	3,000	3,119	D,K

					8,971

Total U.S. Government Securities (Identified Cost—$18,282)					18,442
U.S. Government Agency Mortgage-Backed Securities	7.6%
Fannie Mae		6.000%	6/25/34	12,000	12,079	L
Fannie Mae		6.500%	8/25/44	1,083	1,101

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost—$13,265)					13,180

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Yankee BondsH	24.0%

Aerospace/Defense	0.1%
Systems 2001 Asset Trust		6.664%	9/15/13	$248	$259	C

Cable	0.2%
Kabel Deutschland GmbH		10.625%	7/1/14	280	310

Chemicals	0.1%
Montell Finance Co. B.V.		8.100%	3/15/27	200	190	C

Electric	1.0%
Hydro-Quebec		6.300%	5/11/11	1,700	1,777

Energy	0.1%
Aquila Canada Finance Corporation		7.750%	6/15/11	110	116

Foreign Government	10.8%
Dominican Republic		9.500%	9/27/11	406	436	C
Federative Republic of Brazil		10.125%	5/15/27	143	201
Federative Republic of Brazil		7.125%	1/20/37	856	920
Federative Republic of Brazil		11.000%	8/17/40	1,349	1,787
Republic of Argentina		5.590%	8/3/12	818	791	B
Republic of Colombia		11.750%	2/25/20	768	1,116
Republic of Ecuador		10.000%	8/15/30	605	448	C,E
Republic of El Salvador		8.250%	4/10/32	625	752	C
Republic of Honduras		5.756%	10/1/11	167	166	B
Republic of Panama		9.375%	4/1/29	1,147	1,531
Republic of Panama		6.700%	1/26/36	43	45
Republic of Peru		5.000%	3/7/17	321	318	B
Republic of Peru		8.750%	11/21/33	950	1,249
Republic of Venezuela		9.375%	1/13/34	216	285
Russian Federation		5.000%	3/31/30	5,725	6,463	E
United Mexican States		7.500%	4/8/33	1,870	2,207

					18,715

Insurance	0.6%
XL Capital Ltd.		5.250%	9/15/14	1,000	980

Manufacturing (Diversified)	2.3%
Tyco International Group SA		6.375%	10/15/11	1,000	1,046
Tyco International Group SA		6.875%	1/15/29	2,615	2,973

					4,019

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Yankee Bonds—Continued

Media	0.1%
Quebecor Media Inc.		7.750%	3/15/16	$55	$56
Quebecor World Capital Corp.		8.750%	3/15/16	130	124	C

					180

Metals and Mining	0.5%
Chaparral Steel Co.		10.000%	7/15/13	20	22
Vale Overseas Ltd.		6.875%	11/21/36	920	944

					966

Oil and Gas	2.0%
Anadarko Finance Co.		6.750%	5/1/11	750	786
Anadarko Finance Co.		7.500%	5/1/31	1,000	1,135
Compagnie Generale de Geophysique SA (CGG)		7.500%	5/15/15	210	211
Gazprom		6.212%	11/22/16	540	544	C
OPTI Canada Inc.		8.250%	12/15/14	150	154	C
Pogo Producing Co.		6.875%	10/1/17	290	277
Western Oil Sands Inc.		8.375%	5/1/12	342	380

					3,487

Paper and Forest Products	0.1%
Domtar Inc.		7.875%	10/15/11	120	125

Semiconductor Equipment	0.1%
NXP B.V./NXP Funding LLC		7.875%	10/15/14	150	155	C
NXP B.V./NXP Funding LLC		9.500%	10/15/15	45	46	C

					201

Special Purposes	2.9%
Burlington Resources Finance		7.400%	12/1/31	450	539
Deutsche Telekom International Finance BV		5.250%	7/22/13	600	586
Inmarsat Finance Plc		7.625%	6/30/12	155	160
Nell AF S.A.R.L.		8.375%	8/15/15	150	154	C
Petrozuata Finance, Inc.		8.220%	4/1/17	2,880	2,873	C
Smurfit Kappa Funding PLC		9.625%	10/1/12	140	148
UFJ Finance Aruba AEC		6.750%	7/15/13	500	534

					4,994

Telecommunications	1.5%
Axtel SA		11.000%	12/15/13	221	246
France Telecom SA		8.500%	3/1/31	600	788	M
INTELSAT		7.625%	4/15/12	310	289
Intelsat Bermuda Ltd.		9.250%	6/15/16	225	242	C

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Yankee BondsH—Continued

Telecommunications—Continued
Intelsat Bermuda Ltd.		11.250%	6/15/16	$340	$373	C
NTL Cable Plc		9.125%	8/15/16	140	148
Wind Acquisition Finance SA		10.750%	12/1/15	500	569	C

					2,655

Telecommunications (Cellular/Wireless)	0.3%
True Move Co. Ltd.		10.750%	12/16/13	200	196	C
Vodaphone Group PLC		7.750%	2/15/10	250	266

					462

Transportation	1.3%
Canadian Pacific Railroad Co.		6.250%	10/15/11	1,000	1,037
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V. (TFM)		9.375%	5/1/12	170	181
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V. (TFM)		12.500%	6/15/12	750	810
OMI Corporation		7.625%	12/1/13	200	205

					2,233

Total Yankee Bonds (Identified Cost—$37,765)					41,669
Foreign Government Obligations	2.9%
Nota Do Tesouro Nacional		6.000%	5/15/15	2,441	1,652	N
Nota Do Tesouro Nacional		6.000%	5/15/45	2,634	1,662	N
Republic of Argentina		2.000%	1/3/10	2,466	1,649	O

					4,963

Total Foreign Government Obligations (Identified Cost—$4,575)					4,963
Foreign Corporate Bonds	0.9%
Gazprom		6.790%	10/29/09	31,200	1,190	P
Gazprom		7.000%	10/27/11	10,400	397	P

					1,587

Total Foreign Corporate Bonds (Identified Cost—$1,559)					1,587

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Preferred Stocks	3.7%
Chesapeake Energy Corporation		6.250%		.339	shs	$86	Q
Fannie Mae		5.375%		0.015		1,496	Q
Freddie Mac		3.850%		0.100		4	R
Freddie Mac		5.000%		0.200		9
General Motors Corporation		5.250%		225		4,768	Q

						6,363

Total Preferred Stocks (Identified Cost—$5,139)						6,363
Trust Preferred Securities	3.4%
Corporate-Backed Trust Certificates		7.375%		34		632
Corporate-Backed Trust Certificates		8.000%		16		294
CORTS Trust for Ford Motor Co.		8.000%		155		2,893
PreferredPlus TR-CCR1		8.250%		5		97
SATURNS-F 2003-5		8.125%		104		1,972

						5,888

Total Trust Preferred Securities (Identified Cost—$5,028)						5,888
Total Long-Term Securities (Identified Cost—$254,693)						265,421
Short-Term Securities	4.7%

Repurchase Agreement	3.8%
Merrill Lynch Government Securities, Inc. 5.21% dated 12/29/06, to be repurchased at $6,719 on 1/2/07 (Collateral: $6,766 Federal Home Loan Mortgage Company, 5.125% due 10/15/08, value $6,777)				$6,715		6,715

Foreign Government Obligations	0.9%
Egyptian Treasury Bill		0.000%	10/30/07	9,375		1,517	G,S
Egyptian Treasury Bill		0.000%	11/6/07	450		73	G,S

						1,590

Total Short-Term Securities (Identified Cost—$8,302)						8,305
Total Investments (Identified Cost—$262,995)	157.5%					273,726
Other Assets Less Liabilities	(16.1%)					(28,019)
Liquidation Value of Preferred Shares	(41.4%)					(72,000)

Net Assets Applicable to Common Shareholders	100.0%					$173,707

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)

Futures Contracts Written
U.S. Treasury Note Futures	March 2007	104	$333

A	Convertible Bond – Bond may be converted into the issuer’s common stock.
B	Floating Rate Security – The rate of interest on this type of security is tied to the London Interbank Offer Rate (LIBOR). The coupon rate is as of December 31, 2006.
C

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 16.4% of net assets applicable to common shareholders.

D	Positions, or a portion thereof, with an aggregate market value of $20,352 have been collateralized to support reverse repurchase agreements.
E

Stepped-Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends in accordance with the pre-determined schedule.

F	Position, or a portion thereof is collateral to cover futures contracts written.
G	Zero-Coupon Bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
H	Yankee Bond – A dollar-denominated bond issued in the U.S. by a foreign entity.
I	Bond is in default as of December 31, 2006.
J

Stripped Security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

K

Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index (CPI) for all Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

L	When-issued security – Security purchased on a delayed basis. Final settlement amount and maturity date have not yet been announced.
M	The coupon shown on the variable rate security is the rate in effect as of December 31, 2006.
N	Denominated in Brazilian Reals
O	Denominated in Argentine Pesos
P	Denominated in Russian Rubles
Q	Convertible Preferred Stock – Stock may be converted into the issuer’s common stock.
R	Indexed Security – The rate of interest on this type of security is based on the Constant Maturity Treasury (CMT) index. The coupon rate is as of December 31, 2006.
S	Denominated in Egyptian Pounds
N.M.	– Not meaningful.

See notes to financial statements.

Annual Report to Shareholders

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

(Amounts in Thousands)

Western Asset Premier Bond Fund

Assets:
Investment securities at market value (Identified Cost—$254,693)		$265,421
Short term investments at value (Identified Cost—$8,302)		8,305
Swap contracts at value		296
Cash and foreign currencies (Identified Cost—$125)		126
Interest and dividends receivable		4,242
Receivable for securities sold		386
Paydown receivable		199
Futures variation margin		10
Other assets		21

Total assets		279,006

Liabilities:
Payable for reverse repurchase agreements	$20,480
Payable for securities purchased	12,139
Accrued advisory fee	101
Accrued administrative fees	29
Income distribution payable to preferred shareholders	163
Accrued expenses and other liabilities	387

Total liabilities		33,299

Preferred Shares:
No par value, 3 shares authorized, issued and outstanding, $25 liquidation value per share (Note 5)		72,000

Net Assets Applicable to Common Shareholders		$173,707

Composition of Net Assets Applicable to Common Shareholders:
Common shares, no par value, unlimited number of shares authorized, 11,464 shares issued and outstanding (Note 4)		$162,422
Overdistribution of net investment income		(1,441)
Accumulated net realized gain on investments, futures, swaps and foreign currency transactions		1,388
Net unrealized appreciation/(depreciation) on investments, futures, swaps and foreign currency translations		11,338

Net Assets Applicable to Common Shareholders		$173,707

Net asset value per common share: ($173,707 divided by 11,464 common shares issued and outstanding)		$15.15

See notes to financial statements.

Annual Report to Shareholders

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2006

(Amounts in Thousands)

Western Asset Premier Bond Fund

Investment Income:
Interest	$18,504
Dividends	379

Total income	18,883

Expenses:
Advisory and administration fees	1,334
Preferred shares rating agency fees	214
Audit and legal fees	134
Reports to shareholders	70
Custodian fees	50
Trustees’ fees and expenses	30
Transfer agent and shareholder servicing expense	30
Registration fees	24
Other expenses	86

Total operating expenses	1,972
Less: compensating balance credits (Note 1)	(10)
Interest expense	1,204

Total expenses, net of compensating balance credits	3,166

Net Investment Income	15,717

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	5,878
Futures	(499)
Swaps	70
Assets and liabilities denominated in foreign currency	(8)

5,441
Change in unrealized appreciation/(depreciation) of:
Investments, futures, and swaps	(227)
Assets and liabilities denominated in foreign currency	(1)

(228)

Net Realized and Unrealized Gain/(Loss) on Investments	5,213

Change in Net Assets Resulting from Operations	20,930

Dividends to Preferred Shareholders from:
Net investment income	(3,468)
Net realized capital gain on investments	(62)

(3,530)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$17,400

See notes to financial statements.

Annual Report to Shareholders

STATEMENT OF CHANGES IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

(Amounts in Thousands)

Western Asset Premier Bond Fund

	FOR THE YEAR ENDED DECEMBER 31,
	2006	2005
Change in Net Assets Applicable to Common Shareholders:
Net investment income	$15,717	$15,672
Net realized gain on investments, futures and swaps	5,441	2,095
Unrealized depreciation on investments, futures, swaps and assets and liabilities denominated in foreign currencies	(228)	(8,320)

Increase in net assets resulting from operations	20,930	9,447

Dividends to Preferred Shareholders from:
Net investment income	(3,468)	(2,458)
Net realized gain on investments	(62)	—

Change in Net Assets Applicable to Common Shareholders Resulting from Operations	17,400	6,989

Distributions to Common Shareholders from:
Net investment income	(12,619)	(13,713)
Net realized gain on investments	(2,219)	—

	(14,838)	(13,713)

Capital Transactions:
Reinvestment of dividends resulting in the issuance of 9 and 29 common shares, respectively	135	446

Net increase/(decrease) in net assets applicable to common shareholders	2,697	(6,278)

Net Assets:
Beginning of year	171,010	177,288

End of year	$173,707	$171,010

Overdistributed net investment income	$(1,441)	$(1,285)

See notes to financial statements.

Annual Report to Shareholders

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

	FOR THE YEAR ENDED DECEMBER 31,
	2006	2005	2004	2003	2002*
Investment Operations:
Net asset value per common share, beginning of year	$14.93	$15.52	$15.00	$13.57	$14.32	(1)

Net investment income(2)	1.37	1.37	1.33	1.32	1.02
Net realized and unrealized gain/(loss) on investments, futures swaps and foreign currency transactions	0.45	(0.55)	0.56	1.51	(0.63)
Dividends paid to preferred shareholders:
From net investment income	(0.30)	(0.21)	(0.09)	(0.08)	(0.03)
From net realized gain on investments	(0.01)	—	—	—	—

Total from investment operations applicable to common shareholders	1.51	0.61	1.80	2.75	0.36

Dividends paid to common shareholders from:
Net investment income	(1.10)	(1.20)	(1.28)	(1.31)	(0.97)
Net realized gain on investments	(0.19)	—	—	—	—

Offering costs charged to paid in capital	—	—	—	(0.01)	(0.14)

Net asset value per common share, end of year	$15.15	$14.93	$15.52	$15.00	$13.57

Market value, end of year	$15.15	$13.72	$16.14	$15.85	$14.45

Total Investment Return Based on:(3)
Market value	20.43%	(7.83%)	10.79%	21.56%	1.98%
Net asset value	10.67%	4.31%	12.57%	20.81%	1.87%

Ratio to Average Net Assets Applicable to Common Shareholders/Supplemental Data:
Net assets applicable to common shareholders, end of year (in thousands)	$173,707	$171,010	$177,288	$169,772	$150,614
Expenses	1.86%	1.63%	1.17%	1.24%	1.55	%(6)
Expenses, excluding interest expense	1.15%	1.13%	1.13%	1.24%	1.07	%(6)
Net investment income(4)	7.18%	7.58%	8.22%	8.55%	9.37	%(6)
Portfolio turnover rate	65%	41%	39%	38%	111%

Preferred Share Information at End of the Period:
Aggregate amount outstanding (in thousands)	$72,000	$72,000	$72,000	$72,000	$72,000
Asset coverage on preferred shares, end of period(5)	341%	337%	346%	336%	309%
Liquidation and market value per share (in thousands)	$25	$25	$25	$25	$25

(1)	Net sales load of $0.68 on initial shares issued.
(2)	Based on average shares outstanding.
(3)

Total investment return is calculated assuming a purchase of common shares on the opening of the first day and a sale on the closing of the last day of each year reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return is not annualized for periods of less than one year. Brokerage commissions are not reflected.

(4)

Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders. Ratios of net investment income before preferred share dividends to average net assets of common shareholders are 9.21%, 8.99%, 8.85%, 9.11% and 9.66%, respectively.

(5)	Asset coverage on preferred shares equals net assets of common shares plus the redemption value of the preferred shares divided by the number of preferred shares outstanding at the end of the period.
(6)	Annualized.
*	March 28, 2002 (commencement of operations).

See notes to financial statements.

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS

(Amounts in Thousands)

1. Significant Accounting Policies:

Western Asset Premier Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund commenced investment operations on March 28, 2002.

The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds. The Fund currently seeks to achieve its investment objective by investing substantially all of its assets in bonds, including corporate bonds, U.S. government and agency securities and mortgage-related securities. The ability of the issuers of the securities held by the Fund to meet their obligations might be affected by, among other things, economic developments in a specific state, industry or region.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Trustees. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

With respect to the Fund, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

Purchases and sales of investment securities (excluding short-term investments, U.S. government securities and U.S. government agency securities) aggregated $80,254 and $78,520, respectively for the year ended December 31, 2006. There were purchases of $87,446 and sales of $90,941 of U.S. government and government agency obligations for the year ended December 31, 2006.

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the NYSE, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on foreign currency transactions.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. This arrangement

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, the Fund sells an underlying debt obligation subject to an obligation to repurchase the security from the buyer at an agreed-upon price and time, thereby determining the yield during the buyer’s holding period. A reverse repurchase agreement involves the risk, among others that the market value of the securities the Fund has sold and is obligated to repurchase exceed the cash retained by the Fund. In the event the buyer of the securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. At the time the Fund enters into a reverse repurchase agreement, it will segregate, on it books, liquid assets having a value at least equal to the repurchase price or take other actions permitted by law to cover its obligations.

Options, Futures and Swap Agreements

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As a contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are priced daily based upon valuations furnished by an independent pricing service and the change, if any, is recorded as unrealized appreciation or depreciation.

Forward Currency Exchange Contracts

As part of its investment program, the Fund may utilize forward currency exchange contracts. Forward foreign exchange contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in the contract’s market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contact at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency exchange contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency exchange contracts used for hedging purposes limit the risk of loss due to the decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The Fund had no outstanding forward foreign currency exchange contracts as of December 31, 2006.

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the market price of that security. The Fund must then borrow the security sold short and deliver it to the dealer that brokered the short sale. A gain, limited to the price at which the security was sold short, or a loss, potentially unlimited in size, will be recognized upon the termination of the short sale. With respect to each short sale, the Fund must maintain collateral in a segregated account consisting of liquid securities with a value at least equal to the current market value of the shorted securities, marked-to-market daily, or take other actions permitted by law to cover its obligations. Dividend expenses and fees paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date. The Fund had no open short sales at December 31, 2006.

Annual Report to Shareholders

Distributions to Common Shareholders

Investment income and distributions to common shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared and paid monthly. Net capital gain distributions are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under federal income tax regulations. Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting purposes and federal income tax purposes.

Compensating Balance Credits (amounts are not in thousands):

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments. For the year ended December 31, 2006, the Fund earned compensating balance credits of $9,910.

Use of Estimates

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

Distributions during the years ended December 31, 2006 and 2005 were characterized as follows for tax purposes:

	December 31, 2006	December 31, 2005
Distributions paid from:
Ordinary income	$16,087	$16,171
Net long-term capital gains	2,281	—

Total taxable distributions	$18,368	$16,171

The tax basis components of net assets at December 31, 2006, were:

Undistributed ordinary income - net	$159
Undistributed long-term capital gains - net	1,395

Total undistributed earnings - net	$1,554
Capital loss carryforward	—
Unrealized gains/(losses) - net	9,731	*
Paid-in capital	162,422

Net Assets	$173,707

*	The difference between book-basis and tax-basis unrealized gains/(losses) is primarily attributable to the tax deferral of losses on wash sales, the difference between book and tax amortization methods of premium and discount on fixed income securities, the deferral of post-October currency losses for tax purposes, the mark to market rules for options and futures contracts and other book/tax temporary differences.

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

For financial reporting, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2006, the Fund decreased overdistributed net investment income by $207 and decreased accumulated net realized gain on investments, futures, swaps and foreign currency transactions by $207 and decreased overdistributed net investment income by $7 and decreased common shares by $7 as a result of permanent differences attributable to foreign currency transactions, amortization methods of premiums and discounts on fixed income securities, the accounting treatment of paydowns, the accounting treatment of swap agreements and nondeductible expenses. These reclassifications have no effect on net assets or net asset values per share.

At December 31, 2006, the cost of securities for federal income tax purposes was $264,284. Accordingly, gross unrealized appreciation of investments was $13,938 and gross unrealized depreciation of investments was $4,496, resulting in net unrealized appreciation of $9,442.

3. Financial Instruments:

Option Transactions

As part of its investment program, the Fund may utilize options. Options may be written (sold) or purchased by the Fund. When the Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:
The option expires	Realize a loss in the amount of the cost of the option.
The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.
The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.
The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

Written option:	Impact on the Fund:
The option expires	Realize a gain equal to the amount of the premium received.
The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.
A written call option is exercised by the option purchaser.	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.
A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

Annual Report to Shareholders

The risk associated with purchasing options is limited to the premium originally paid. Options written by the Fund involve, to varying degrees, risk of loss in excess of the option value. The risk in writing a covered call option is that the Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform.

There was no activity in written options during the year ended December 31, 2006.

Futures

Upon entering into a futures contract, the Fund is required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin”. Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

The Fund may enter into futures contracts for various reasons, including in connection with its interest rate management strategy. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of the futures contract primarily corresponds with the value of their underlying instruments, which may not correlate with changes in interest rates, if applicable. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The open futures positions and related appreciation or depreciation at December 31, 2006, are listed at the end of the Fund’s portfolio of investments.

Reverse Repurchase Agreements

As of December 31, 2006, the Fund entered into reverse repurchase agreements with Deutsche Bank and Lehman Brothers. The reverse repurchase agreements which matured on January 16, 2007, were recorded at cost and were collateralized primarily by U.S. Government Securities with a par value of $18,870 and a market value as of December 31, 2006, of $20,352.

Broker	Interest Rate	Maturity	Amount
Deutsche Bank	4.90%	1/16/07	$848
Deutsche Bank	5.15	1/16/07	2,798
Deutsche Bank	5.20	1/16/07	6,055
Deutsche Bank	5.39	1/16/07	1,562
Lehman Brothers	5.24	1/16/07	9,217

			$20,480

For the year ended December 31, 2006, the average amount of reverse repurchase agreements outstanding was $24,359 and the daily weighted average interest rate was 4.87%.

Swap Agreements

The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the Fund will receive a payment from the counter-party. To the extent it is less, the Fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying statements of operations as realized gains or losses, respectively.

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which the Fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value. Interest rate swap contracts involve the exchange of commitments to pay and receive interest based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation/(depreciation). Swaps may be considered to be illiquid. Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by the Fund are recorded in the accompanying statements of operations as realized gains or losses, respectively. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

The following is summary of open credit default swap contracts outstanding at December 31, 2006.

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)A
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1, 1-Month LIBORC + 160 bp*, due 6/25/35)	June 25, 2035	1.28%	Specified Amount upon credit event noticeB	$43	$—
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1, 1-Month LIBORC + 250 bp*, due 6/25/35)	June 25, 2035	2.05%	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (ACE Securities Corporation, 1-Month LIBORC + 138 bp*, due 2/25/35)	February 25, 2035	1.31%	Specified Amount upon credit event noticeB	43	—
Credit Suisse First Boston USA (ACE Securities Corporation 2005-HE1, 1-Month LIBORC + 220 bp*, due 2/25/35)	February 25, 2035	2.06%	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust, 1-Month LIBORC + 190 bp*), due 10/25/34)	October 25, 2034	1.37%	Specified Amount upon credit event noticeB	58	1
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005-1, 1-Month LIBORC + 130 bp*, due 3/25/35)	March 25, 2035	1.31%	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005-1, 1-Month LIBORC + 200 bp*, due 3/25/35)	March 25, 2035	2.18%	Specified Amount upon credit event noticeB	43	1

Annual Report to Shareholders

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)A
Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4, 1-Month LIBORC + 300 bp*, due 3/25/34)	March 25, 2034	2.20%	Specified Amount upon credit event noticeB	$58	$1
Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11, 1-Month LIBORC + 225 bp*, due 11/25/34)	November 25, 2034	1.33%	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11, 1-Month LIBORC + 350 bp*, due 11/25/34)	November 25, 2034	2.15%	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (Finance America Mortgage Loan Trust, 1-Month LIBORC + 180 bp*, due 11/25/34)	November 25, 2034	1.31%	Specified Amount upon credit event noticeB	43	—
Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3, 1-Month LIBORC + 315 bp*, due 11/25/34)	November 25, 2034	2.18%	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBORC + 135 bp*, due 1/25/35)	January 25, 2035	1.31%	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBORC + 200 bp*, due 1/25/35)	January 25, 2035	2.08%	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed Trust 2004-C, 1-Month LIBORC + 190 bp*, due 3/25/35)	March 25, 2035	1.28%	Specified Amount upon credit event noticeB	43	—
Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed Trust 2004-C, 1-Month LIBORC + 325 bp*, due 3/25/35)	March 25, 2035	2.05%	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1, 1-Month LIBORC + 350 bp*), due 2/25/34)	February 25, 2034	2.15%	Specified Amount upon credit event noticeB	58	1

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)A
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1, 1-Month LIBORC + 170 bp*, due 2/25/35)	February 25, 2035	1.31%	Specified Amount upon credit event noticeB	$43	$1
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1, 1-Month LIBORC + 275 bp*, due 2/25/35)	February 25, 2035	2.08%	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1, 1-Month LIBORC + 153 bp*, due 12/25/34)	December 25, 2034	1.31%	Specified Amount upon credit event noticeB	43	—
Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1, 1-Month LIBORC + 240 bp*, due 12/25/34)	December 25, 2034	2.08%	Specified Amount upon credit event noticeB	43	—
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC1, 1-Month LIBORC + 225 bp*, due 9/25/35)	September 25, 2035	2.05%	Specified Amount upon credit event noticeB	43	—
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC4, 1-Month LIBORC + 375 bp*, due 4/25/35)	April 25, 2035	2.15%	Specified Amount upon credit event noticeB	58	1
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1, 1-Month LIBORC + 130 bp*, due 10/25/35)	October 25, 2035	1.28%	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1, 1-Month LIBORC + 205 bp*, due 10/25/35)	October 25, 2035	2.05%	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-WMC1, 1-Month LIBORC + 135 bp*, due 9/25/35)	September 25, 2035	1.28%	Specified Amount upon credit event noticeB	43	—

Annual Report to Shareholders

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)A
Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1, 1-Month LIBORC + 130 bp*, due 1/25/35)	January 25, 2035	1.31%	Specified Amount upon credit event noticeB	$43	$—
Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1, 1-Month LIBORC + 215 bp*, due 1/25/35)	January 25, 2035	2.18%	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2, 1-Month LIBORC + 325 bp*), due 8/25/34)	August 25, 2034	2.15%	Specified Amount upon credit event noticeB	58	1
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1, 1-Month LIBORC + 140 bp*, due 3/25/35)	March 25, 2035	1.31%	Specified Amount upon credit event noticeB	43	—
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1, 1-Month LIBORC + 205 bp*, due 3/25/35)	March 25, 2035	2.18%	Specified Amount upon credit event noticeB	43	—
Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1, 1-Month LIBORC + 135 bp*, due 6/25/35)	June 25, 2035	1.28%	Specified Amount upon credit event noticeB	43	—
Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1, 1-Month LIBORC + 195 bp*, due 6/25/35)	June 25, 2035	2.05%	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1, 1-Month LIBORC + 155 bp*, due 1/25/36)	January 25, 2036	1.36%	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1, 1-Month LIBORC + 250 bp*, due 1/25/36)	January 25, 2036	2.18%	Specified Amount upon credit event noticeB	43	2
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1, 1-Month LIBORC + 230 bp*, due 6/25/34)	June 25, 2034	1.37%	Specified Amount upon credit event noticeB	58	—

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)A
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBORC + 165 bp*, due 1/25/35)	January 25, 2035	1.28%	Specified Amount upon credit event noticeB	$43	$1
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBORC + 260 bp*, due 1/25/35)	January 25, 2035	2.05%	Specified Amount upon credit event noticeB	43	1
Merrill Lynch (iBoxx CDX NA IG)	June 20, 2010	Specified Amount upon credit event noticeD	0.40% Quarterly	15,000	270

					$296

A	“—” refers to amounts less than $1,000.
B	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will receive $1,000 per $1,000 notional.
C	As of December 31, 2006, the 1 month London Interbank Offered Rate was 5.32%.
D	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000 per $1,000 notional.
*	100 basis points = 1%.

4. Common Shares (amounts are not in thousands):

Of the 11,463,929 shares of common stock outstanding at December 31, 2006, Western Asset owned 10,539 shares.

5. Preferred Shares (amounts are not in thousands):

There are 2,880 shares of Auction Market Preferred Shares (“Preferred Shares”) authorized. The Preferred Shares have rights as set forth in the Fund’s Agreement and Declaration of Trust, as amended to date, and its Bylaws, as amended to date (the “Bylaws”), or as otherwise determined by the Trustees. The 2,880 Preferred Shares outstanding consist of two series, 1,440 shares of Series M and 1,440 shares of Series W. The Preferred Shares have a liquidation value of $25,000 per share, plus any accumulated but unpaid dividends whether or not earned or declared.

Dividends on the Series M and Series W Preferred Shares are cumulative and are paid at a rate typically reset every seven and twenty-eight days, respectively, based on the results of an auction. Dividend rates ranged from 3.75% to 5.31% from January 1, 2006 to December 31, 2006. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the option of the Fund, in whole or in part, on the second business day preceding any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not earned or declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Bylaws are not satisfied.

Preferred shareholders, who are entitled to one vote per Preferred Share, generally vote as a single class with the common shareholders, but will vote separately as a class (and, in certain circumstances, vote separately by series) with respect to certain matters set forth in the Bylaws. The preferred shareholders are entitled to elect two Trustees of the Fund.

Annual Report to Shareholders

6. Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes and establishes financial reporting rules regarding recognition, measurement, presentation, and disclosure in its financial statements of tax positions that a fund has taken or expects to take on a tax return. Management has evaluated the impact of FIN 48 on the Fund and has determined that the adoption of FIN 48 will not have a material impact on the Fund’s financial statements. FIN 48 is effective for fiscal periods beginning after June 1, 2007.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

7. Securities Lending:

Subject to applicable restrictions in the Fund’s Bylaws, the Fund may lend its securities to approved brokers to earn additional income. The Fund will receive collateral in cash and U.S. government securities at least equal to the current value of the securities loaned. Cash collateral received is invested in a money market pooled account by the Fund’s lending agent. As of December 31, 2006, there were no securities on loan.

8. Transactions with Affiliates:

The Fund has a management agreement with Western Asset Management Company (“Western Asset”). Pursuant to the terms of the management agreement, the Fund pays Western Asset an annual fee, payable monthly, in an amount equal to 0.55% of the average weekly value of the Fund’s total managed assets. “Total managed assets” means the total assets of the Fund (including any assets attributable to leverage) minus accrued liabilities (other than liabilities representing leverage). The liquidation preference of any Preferred Shares outstanding is not considered a liability. Pursuant to a Portfolio Management Agreement between Western Asset and Western Asset Management Company Limited (“WAML”), Western Asset pays a portion of the fees it receives from the Fund to WAML at an annual rate of 0.425% of the average weekly value of the Fund’s total managed assets that WAML manages. Western Asset and WAML are wholly owned subsidiaries of Legg Mason, Inc.

Under the terms of the Administration Agreement among the Fund, Western Asset and Princeton Administrators, LLC (the “Administrator”), Western Asset pays the Administrator, a monthly fee at an annual rate of 0.125% of the Fund’s average weekly total managed assets, subject to a monthly minimum fee of $12,500.

9. Trustee Compensation (amounts are not in thousands):

Effective February 2006, each Independent Trustee receives an aggregate fee of $60,000 annually for serving on the combined Board of Trustees/Directors of the Fund, Western Asset Income Fund and Western Asset Funds, Inc. Each Trustee also receives a fee of $7,500 and related expenses for each meeting of the Board attended in-person and a fee of $2,500 for participating in each telephonic meeting. The Chairman of the Board and the Chairman of the Audit Committee each receive an additional $25,000 per year for serving in such capacities. Each member of the Audit Committee receives a fee of $5,000 for serving as a member of the Audit Committee. Other committee members receive $2,500 for serving as a member of each committee upon which they serve. Committee members also receive a fee of $2,500 for participating in each telephonic committee meeting. All such fees are allocated among the Fund, Western Asset Income Fund and Western Asset Funds, Inc. according to each such investment company’s average annual net assets. Mr. Olson receives from Western Asset an aggregate fee of $60,000 annually for serving on the combined Board of Trustees/Directors of the Fund, Western Asset Income Fund and Western Asset Funds, Inc., as well as a fee of $7,500 and related expenses for each meeting of the Board attended in person and a fee of $2,500 for participating in each telephonic meeting.

Annual Report to Shareholders

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of Western Asset Premier Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Western Asset Premier Bond Fund (the “Fund”) at December 31, 2006, and the results of its operations, the changes in its net assets, and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 23, 2007

Annual Report to Shareholders

FEDERAL TAX INFORMATION

The following information is provided with respect to the ordinary income distributions paid by Western Asset Premier Bond Fund during the taxable year ended December 31, 2006:

	January 2006	February 2006 December 2006
Qualified Dividend Income for Individuals*	.75%	.53%
Dividends Qualifying for the Dividends Received Deduction for Corporations*	.75%	.53%
Federal Obligation Interest	4.01%	3.32%

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Additionally, the following summarizes the per share long-term capital distributions paid by the Fund during the year:

Common Shareholders		Preferred Shareholders
Payable Date	Long-Term Capital Gains	Series	Payable Date	Long-Term Capital Gains
12/29/2006	$0.193640	M	12/19/2006	$24.91
		M	12/26/2006	$18.23

*	The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.

Annual Report to Shareholders

TRUSTEES AND OFFICERS

The Trustees and officers of the Fund, their year of birth and a description of their principal occupations during the past five years are listed below. Except as shown, each Trustee’s and officer’s principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee or officer may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is c/o Western Asset Management Company, 385 East Colorado Blvd., Pasadena, California 91105.

Name and Year of Birth	Position(s) With the Fund	Term of Office and Length of Time Served(2)	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee	Principal Occupation(s) During the Past Five Years
Independent Trustees(1)
Ronald J. Arnault 1943	Trustee	Served since 2002	15	None	Retired.
Anita L. DeFrantz 1952	Trustee	Served since 2002	15	OBN Holdings, Inc.	President, since 1987, and Director, since 1990, Amateur Athletic Foundation of Los Angeles. President and Director, Kids in Sports, since 1994. Member International Olympic Committee since 1986.
William E.B. Siart 1946	Trustee and Chairman of the Trustees	Served since 2002	15	None	Chairman, Walt Disney Concert Hall, Inc., since 1998. Chairman, Excellent Education Development, since 2000.
Louis A. Simpson 1936	Trustee	Served since 2002	15	VeriSign, Inc. and SAIC, Inc.	President and Chief Executive Officer, Capital Operations GEICO Corporation, since 1993.
Jaynie Miller Studenmund 1954	Trustee	Served since 2004	15	aQuantive Inc.	Chief Operating Officer, Overture Services, Inc., 2001-2004; President and Chief Operating Officer, Paymybills.com, 2000-2001.
Interested Trustees
Ronald L. Olson(4) 1941	Trustee	Served since 2005	15	Edison International, City National Corporation (financial services company), The Washington Post Company and Berkshire Hathaway, Inc.	Senior Partner, Munger, Tolles & Olson, LLP (a law partnership), since 1968.
R. Jay Gerken(5) 1951	Trustee	Served since 2006	177	Trustee or Director of certain funds associated with Legg Mason (consisting of 167 portfolios), Trustee, Consulting Group Capital Markets Funds	Managing Director of Legg Mason; Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason or its affiliates; Formerly, Chairman of Smith Barney Fund Management LLC (“SBFM”) and Citi Fund Management Inc. (“CFM”) (from 2002 to 2005); Formerly Chairman, President and Chief Executive Officer of Travelers Investment Adviser, Inc. (“TIA”) (from 2002 to 2005); Chairman of the Board, Trustee, or Director of 167 funds associated with Legg Mason Partners Fund Administration, LLC (“LMPFA”) and its affiliates; President LMPFA (since 2006).

Annual Report to Shareholders

TRUSTEES AND OFFICERS—Continued

Name and Year of Birth	Position(s) With the Fund	Term of Office and Length of Time Served(2)	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee	Principal Occupation(s) During the Past Five Years
Officers:
James W. Hirschmann III 1960	President	Served since 2001	N/A	N/A	President, Legg Mason, Inc. (2006-present); Director (1999-present), and President and CEO (1999-2006), Western Asset; Director, WAML (1999-present); President, Western Asset Income Fund (1999-present) and Western Asset Premier Bond Fund (2001-present).
D. Daniel Fleet 1957	Vice President	Since 2006	N/A	N/A	President of Western Asset (2006-present); Vice President of Western Asset Income Fund and Western Asset Funds, Inc. (2006-present); Director of Risk Management of Western Asset (1999-2006).
S. Kenneth Leech 1954	Vice President	Served since 2001	N/A	N/A	Chief Investment Officer, Western Asset, 1998 to present; Vice President, Western Asset Funds, Inc., 1990 to present and Western Asset Income Fund, 1998 to present.
Lisa G. Mrozek 1962	Secretary	Served since 2001	N/A	N/A	Senior Compliance Officer, Western Asset, 1999 to present; Secretary, Western Asset Funds, Inc., 1999 to present and Western Asset Income Fund, 1999 to present.
Marie K. Karpinski 1949 100 Light Street Baltimore, MD 21202	Principal Financial and Accounting Officer	Served since 2001	N/A	N/A	Vice President, Legg Mason & Co., LLC (2005-present); Vice President, Legg Mason Wood Walker, Incorporated (1992-2005); Vice President (1986-present), Treasurer (1986-2006) and Chief Financial Officer (2006-present) of all Legg Mason open-end investment companies; Treasurer and Principal Financial and Accounting Officer of Western Asset Income Fund (2001-2006 and 2001-present, respectively), Western Asset Funds, Inc. (1999-2006 and 1990-present, respectively) and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (2003-present); Treasurer of the Fund (2001-2006).
Amy M. Olmert 1963 100 Light Street Baltimore, MD 21202	Chief Compliance Officer	Served since 2004	N/A	N/A	Senior Vice President of Legg Mason, Inc. since 2004. Chief Compliance Officer of Western Asset Funds, Inc., Western Asset Income Fund, Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 since 2004. Vice President and Chief Compliance Officer of all Legg Mason open-end investment companies, 2004 to present. Formerly: Managing Director, Deutsche Asset Management, (2003-2004) and Director (2000-2003).

Annual Report to Shareholders

TRUSTEES AND OFFICERS—Continued

Name and Year of Birth	Position(s) With the Fund	Term of Office and Length of Time Served(2)	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee	Principal Occupation(s) During the Past Five Years
Erin K. Morris 1966 100 Light Street Baltimore, MD 21202	Treasurer	Served since 2006	N/A	N/A	Assistant Vice President and Manager, Funds Accounting, Legg Mason & Co., LLC (2005-present); Assistant Vice President (2002-2005) and Manager, Funds Accounting (2000-2005), of Legg Mason Wood Walker, Incorporated; Treasurer (2006-present) of Legg Mason Income Trust, Inc., Legg Mason Tax-Free Income Fund, Western Asset Income Fund, Western Asset Funds, Inc. and Western Asset Premier Bond Fund; Assistant Treasurer of the Western Asset Funds, Inc. (2001-2006), the Fund (2001-2006), Western Asset Income Fund (2001-2006), Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (2003-present), Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 (2004-present), Legg Mason Income Trust, Inc. (2001-2006) and Legg Mason Tax-Free Income Fund (2001-2006).
(1)

On February 13, 2007, the Board of Trustees elected Avedick B. Poladian as an independent Trustee of the Fund. Mr. Poladian is currently Executive Vice President, Chief Financial Officer and Chief Administrative Officer of Lowe Enterprises, Inc., which invests in, develops and manages real estate and hospitality assets. Mr. Poladian also serves on the Board of Directors of California Pizza Kitchen, Inc. He was previously a senior partner in the public accounting firm of Arthur Andersen LLP.

(2)

Each of the Trustees of the Fund holds office until the next annual meeting of shareholders at which Trustees are elected as required by applicable law or the rules of any exchange on which the Fund’s shares are listed and until his or her respective successor is elected and qualified, or until he or she sooner dies, resigns, retires, or is disqualified or removed from office. Each officer holds office until his or her respective successor is chosen and qualified, or in each case until he or she sooner dies, resigns, is removed with or without cause or becomes disqualified.

(3)

Each Trustee also serves as a Director of Western Asset Income Fund (closed-end investment company) and Western Asset Funds, Inc. (open-end investment company), which are considered part of the same Fund Complex as the Fund.

(4)

Mr. Olson is considered to be an “interested person” (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) of the Fund because his law firm provides legal services to the Fund’s investment adviser, Western Asset Management Company.

(5)	Mr. Gerken is considered to be an “interested person” (as defined above) because he is employed by Legg Mason & Co.

Annual Report to Shareholders

TRUSTEE CONSIDERATION OF THE MANAGEMENT AGREEMENTS

The Executive and Contracts Committee of the Board of Trustees considered the Investment Management Agreement (the “Management Agreement”) between the Fund and Western Asset Management Company (“Western Asset”) and the Portfolio Management Agreement (together with the Management Agreement, the “Agreements”) between Western Asset Management Company and Western Asset Management Company Limited (“WAML”) with respect to the Fund at meetings held on September 19, 2006, October 12, 2006 and October 27, 2006. At a meeting held on November 14, 2006, the Executive and Contracts Committee reported to the full Board of Trustees its considerations with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.

In arriving at their decision to renew the Agreements, the Trustees met with representatives of Western Asset and WAML (together, the “Advisers”), including relevant investment advisory personnel; reviewed a variety of information prepared by the Advisers and materials provided by Lipper Inc. (“Lipper”) and counsel to the Independent Trustees; and reviewed performance and expense information for peer groups of comparable funds, selected and prepared by Lipper. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings with respect to the Fund’s performance and other relevant matters, such as information on differences between the Fund’s share price and net asset value per share, and related discussions with the Advisers’ personnel.

As part of their review, the Trustees examined the Advisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the investment philosophy and research and decision-making processes of the Advisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Advisers to attract and retain capable research and advisory personnel; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future under the Agreements, including the Advisers’ business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Advisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable leveraged funds in peer groups investing primarily in corporate debt. The Trustees discussed the factors involved in the Fund’s performance relative to the performance of its peer groups. In that connection, the Trustees noted that the performance of the Fund over all but one of the periods reviewed was above the average of each peer group.

The Trustees also gave substantial consideration to the management fee and total expenses payable by the Fund. They reviewed information concerning management fees paid to investment advisers of similarly-managed funds, as well as fees paid by the Advisers’ other clients, including separate accounts managed by the Advisers. The Trustees observed that the management fee paid by the Fund to Western Asset was below the average of its Lipper peer group, and that Western Asset was responsible for payment of the management fee to WAML. They noted that the management fee paid by the Fund was generally higher than the fees paid by other clients of the Advisers with similar investment strategies, but that the administrative and operational responsibilities for the Advisers with respect to the Fund were also relatively higher. In light of these differences, the Trustees concluded that the differences in management fees from those paid by the Advisers’ other clients were reasonable. The Trustees noted that although the Fund’s total expenses were above the average of the funds in its Lipper peer group, the Fund’s performance was also above the average of this peer group.

The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers and the direct and indirect benefits that the Advisers may receive from their relationship with the Fund, including any “fallout benefits”, such as reputational value derived from serving as investment adviser. In that connection, the Trustees concluded that the Advisers’ profitability was consistent with levels of profitability that had been determined by courts not to be excessive.

Annual Report to Shareholders

TRUSTEE CONSIDERATION OF THE MANAGEMENT AGREEMENTS—Continued

Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Trustees concluded that, because the Fund is a closed-end fund and does not make a continuous offer of its securities, the Fund’s size was relatively fixed and it would be unlikely that the Advisers would realize economies of scale from the Fund’s growth.

In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who are independent of the Advisers within the meaning of the SEC rules regarding the independence of counsel. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and the foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable, given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Annual Report to Shareholders

PRIVACY POLICY

The Fund is committed to keeping nonpublic personal information secure and confidential. The notice is intended to help a shareholder understand how the Fund fulfills this commitment.

From time to time, the Fund, through its Service Providers, may collect a variety of personal information, including:

•	Information received on applications and forms, via the telephone, and through websites;

•	Information about transactions with the Fund, affiliates, or others (such as purchases, sales, or account balances); and

•	Information about shareholders received from consumer reporting agencies.

The Fund does not disclose shareholder nonpublic personal information, except as permitted by applicable law or regulation. For example, the Fund may share this information with others in order to process transactions. Any information provided to companies that perform services on behalf of the Fund, such as printing and mailing, or to other financial institutions with which the Fund has joint marketing agreements are required to protect the confidentiality of shareholders information and to use it only to perform the services for which the companies were hired.

The Fund, through its Service Providers, maintains physical, electronic, and procedural safeguards to protect shareholder non-public personal information. Access to this information is restricted.

If a shareholder decides at some point either to close his/her account(s) or become an inactive customer, the Fund will continue to adhere to these privacy policies and practices with respect to shareholder nonpublic personal information.

This notice is being provided on behalf of:

Western Asset Premier Bond Fund

Western Asset Premier Bond Fund

The Board of Trustees

William E. B. Siart, Chairman

Ronald J. Arnault

Anita L. DeFrantz

R. Jay Gerken

Ronald L. Olson

Louis A. Simpson

Jaynie Miller Studenmund

Officers

James W. Hirschmann III, President

D. Daniel Fleet, Vice President

S. Kenneth Leech, Vice President

Marie K. Karpinski, Principal Financial and Accounting Officer

Amy M. Olmert, Chief Compliance Officer

Erin K. Morris, Treasurer

Lisa G. Mrozek, Secretary

Investment Advisers

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, California 91101

Western Asset Management Company Limited

10 Exchange Place

London, England EC2A2EN

Custodian

State Street Bank & Trust Company

P.O. Box 1031

Boston, Massachusetts 02103

Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Baltimore, Maryland 21201

Transfer Agent

Computershare Trust Company, N.A.

P.O. Box 43010

Providence, RI 02940-3010

In accordance with Section 23(c) of the Investment Company Act of 1940, the Fund hereby gives notice that it may, from time to time, repurchase its shares in the open market at the option of the Board of Trustees and on such terms as the Board of Trustees shall determine.

Item 2.	Code of Ethics

(a)	Western Asset Premier Bond Fund (“Registrant”) has adopted a Code of Ethics, as defined in the instructions to Item 2 of Form N-CSR, that applies to the Registrant’s principal executive, financial and accounting officers, a copy of which is attached as an exhibit to this Form N-CSR.

(b)	Omitted.

(c)	Not applicable.

(d)	Not applicable.

(e)	Not applicable.

Item 3.	Audit Committee Financial Expert

The Audit Committee of the Registrant’s Board of Trustees is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002 (the “Regulations”)). In addition, the Board of Trustees of the Registrant has determined that Mr. Ronald J. Arnault qualifies as an “audit committee financial expert” (as such term has been defined in the Regulations) based on its review of his pertinent experience, knowledge and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in absence of such designation or identification.

Item 4.	Principal Accounting Fees and Services

(a)	Audit Fees

Fiscal Year Ended December 31, 2005 – $23,000

Fiscal Year Ended December 31, 2006 – $34,900

(b)	Audit-Related Fees

Fiscal Year Ended December 31, 2005 - $9,000

Fiscal Year Ended December 31, 2006 - $9,200

Services include interim audit security pricing, and review of the rating agency compliance testing for the Registrant’s auction market preferred shares outstanding.

PricewaterhouseCoopers LLP billed fees in the amount of $127,460 and $145,000 for non-audit services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s fiscal years ended December 31, 2005 and December 31, 2006, respectively.

During each of the years ended December 31, 2005 and December 31, 2006, PricewaterhouseCoopers LLP conducted a SAS 70 audit to review and test operating effectiveness of controls placed in operation for Western Asset Management Company. During the year end December 31, 2006, PricewaterhouseCoopers LLP reviewed the Australian Superannuation Circular.

(c)	Tax Fees

Fiscal Year Ended December 31, 2005 – $1,050

Fiscal Year Ended December 31, 2006 – $1,100

Services include preparation of federal and state income tax returns and preparation of excise tax returns.

PricewaterhouseCoopers LLP did not bill fees for tax services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(d)	All Other Fees

There were no fees billed to the Registrant during each of the last two fiscal years by PricewaterhouseCoopers LLP that were not disclosed in Items 4(a), (b) or (c).

PricewaterhouseCoopers LLP did not bill fees for services not included in Items 4(a), (b) or (c) above that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(e)	(1)	The Audit Committee has determined that all work performed for the Registrant by PricewaterhouseCoopers LLP will be pre-approved by the full Audit Committee and, therefore, has not adopted preapproval policies and procedures.

	(2)	None.

(f)	Not applicable.

(g)	Non-Audit Fees

Fiscal Year Ended December 31, 2005 – $279,508

Fiscal Year Ended December 31, 2006 – $327,554

(h)

The Audit Committee of the Registrant has considered whether the non-audit services that were rendered by the Registrant’s principal accountant to the Registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser and that were not preapproved by the Audit Committee are compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The Audit Committee of the Registrant is comprised of Ronald J. Arnault, William E.B. Siart, Louis A. Simpson and Jaynie Miller Studenmund.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the annual report to shareholders contained in Item 1 hereof.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Registrant has delegated the voting of proxies relating to its portfolio securities to its advisers, Western Asset Management Company and Western Asset Management Company Limited (together, the “Advisers”). The Proxy Voting Policies and Procedures of the Advisers are attached as an exhibit to this Form N-CSR.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

As of (date of filing), 2007, a team of investment professionals at the Advisers, led by Chief Investment Officer S. Kenneth Leech, Deputy Chief Investment Officer Stephen A. Walsh and Portfolio Manager Ronald D. Mass manages the Western Asset Premier Bond Fund (the “Fund”).

Messrs. Leech, Walsh and Mass have each served as portfolio managers for the Advisers for over five years.

The Fund is managed by a team of portfolio managers, sector specialists and other investment professionals. Messrs. Leech, Walsh and Mass serve as co-team leaders responsible for day-to-day strategic oversight of the Fund’s investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the Fund invests.

Other Accounts

As of December 31, 2006, in addition to the Fund, the portfolio manager(s) were responsible for the day-to-day management of certain other accounts, as follows:

S. Kenneth Leech:

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based
Registered Investment Companies	135	$101,777,319,224	0	0
Other pooled investment vehicles	119	$125,569,214,102	0	0
Other accounts	953	$274,000,744,331	96	$31,138,791,430

Ronald D. Mass:

Registered Investment Companies	1	$175,056,678	0	0
Other pooled investment vehicles	–	$–	0	0
Other accounts	10	$4,943,830,050	3	$1,017,804,623.90

Stephen A. Walsh:

Registered Investment Companies	135	$101,777,319,224	0	0
Other pooled investment vehicles	119	$125,569,214,102	0	0
Other accounts	953	$274,000,744,331	96	$31,138,791,430

Note: With respect to Mr. Leech and Mr. Walsh, the numbers above reflect the overall number of portfolios managed by the Advisers. Mr. Leech and Mr. Walsh are involved in the management of all the Advisers’ portfolios, but they are not solely responsible for particular portfolios. The Advisers’ investment discipline emphasizes a team approach that combines the efforts of groups of specialists working in different market sectors. The individuals that have been identified are responsible for overseeing implementation of the Advisers’ overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members.

Potential Conflicts of Interest (as of December 31, 2006)

Potential conflicts of interest may arise in connection with the management of multiple accounts (including accounts managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of the Fund’s trades, investment opportunities and broker selection. Portfolio managers may be privy to the size, timing and possible market impact of the Fund’s trades.

It is possible that an investment opportunity may be suitable for both the Fund and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to the Fund because the account pays a performance-based fee or the portfolio manager, the Advisers or an affiliate has an interest in the account. The Advisers have adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. All eligible accounts that can participate in a trade share the same price on a pro-rata allocation basis in an attempt to mitigate any conflict of interest. Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.

With respect to securities transactions for the Fund, the Adviser determines which broker or dealer to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), the Advisers may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for the Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or the other account(s) involved. Additionally, the management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of the Fund and/or other account.

It is theoretically possible that portfolio managers could use information to the advantage of other accounts they manage and to the possible detriment of the Fund. For example, a portfolio manager could short sell a security for an account immediately prior to the Fund’s sale of that security. To address this conflict, the Advisers have adopted procedures for reviewing and comparing selected trades of alternative investment accounts (which may make directional trades such as short sells) with long- only accounts (which includes the Fund) for timing and pattern related issues. Trading decisions for alternative investment and long-only accounts may not be identical even though the same portfolio manager may manage both types of accounts. Whether an

Adviser allocates a particular investment opportunity to only alternative investment accounts or to alternative investment and long-only accounts will depend on the investment strategy being implemented. If, under the circumstances, an investment opportunity is appropriate for both its alternative investment and long-only accounts, then it will be allocated to both on a pro-rata basis.

A portfolio manager may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict of interest that could be deemed to exist in managing both the Fund and the other accounts listed above.

Compensation of Portfolio Managers (as of December 31, 2006)

With respect to the compensation of the portfolio managers, the Advisers’ compensation system assigns each employee a total compensation “target” and a respective cap, which are derived from annual market surveys that benchmark each role with their job function and peer universe. This method is designed to reward employees with total compensation reflective of the external market value of their skills, experience, and ability to produce desired results.

Standard compensation includes competitive base salaries, generous employee benefits, and a retirement plan.

In addition, employees are eligible for bonuses. These are structured to closely align the interests of employees with those of the Advisers, and are determined by the professional’s job function and performance as measured by a formal review process. All bonuses are completely discretionary. One of the principal factors considered is a portfolio manager’s investment performance versus appropriate peer groups and benchmarks. Because portfolio managers are generally responsible for multiple accounts (including the Fund) with similar investment strategies, they are compensated on the performance of the aggregate group of similar accounts, rather than a specific account. A smaller portion of a bonus payment is derived from factors that include client service, business development, length of service to the Advisers, management or supervisory responsibilities, contributions to developing business strategy and overall contributions to the Advisers’ business.

Finally, in order to attract and retain top talent, all professionals are eligible for additional incentives in recognition of outstanding performance. These are determined based upon the factors described above and include Legg Mason, Inc. stock options and long-term incentives that vest over a set period of time past the award date.

Portfolio Manager Ownership of Fund Securities

The following table provides the dollar range of securities beneficially owned by each portfolio manager as of December 31, 2006:

Portfolio Manager	Dollar Range of Fund Securities Beneficially Owned
S. Kenneth Leech	None
Ronald D. Mass	None
Stephen A. Walsh	$10,001 -$50,000

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item 10.

Item 11.	Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods in the SEC’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Code of Ethics subject to the disclosure required by Item 2 – filed as an exhibit hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – filed as an exhibit hereto.

(c)	Proxy Voting Policies and Procedures pursuant to the disclosure required by Item 7 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond Fund

By:	James W. Hirschmann
James W. Hirschmann
President, Western Asset Premier Bond Fund
Date:	March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	James W. Hirschmann
James W. Hirschmann
President, Western Asset Premier Bond Fund
Date:	March 1, 2007

By:	Marie K. Karpinski
Marie K. Karpinski
Principal Financial and Accounting Officer
Western Asset Premier Bond Fund
Date:	February 28, 2007